Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.52%
New York–89.86%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$771,211
Series 2018 A, RB	5.00%	12/15/2036	780	798,048
Series 2018 A, RB	5.00%	12/15/2037	820	835,313
Series 2018 A, RB	5.00%	12/15/2038	500	507,317
Series 2018 B, RB(a)	5.00%	12/15/2030	240	248,461
Series 2018 B, RB(a)	5.00%	12/15/2031	300	309,928
Series 2018 B, RB(a)	5.00%	12/15/2032	320	329,667
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,524,279
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,540,569
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	4,555	4,196,902
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,008,036)(b)(c)	4.00%	07/01/2025	1,025	540,688
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,038,993)(b)(c)	4.00%	07/01/2026	1,065	561,787
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,068,391)(b)(c)	4.00%	07/01/2027	1,105	582,887
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $503,100)(b)(c)	4.00%	07/01/2028	585	308,588
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $7,837,309)(b)(c)	4.00%	07/01/2036	7,295	3,848,112
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	303,035
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	336,330
Series 2024, RB	4.50%	06/01/2044	1,380	1,261,135
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	665,953
Series 2018, Ref. RB	5.00%	10/01/2028	690	704,988
Series 2018, Ref. RB	5.00%	10/01/2029	730	743,759
Series 2018, Ref. RB	5.00%	10/01/2030	760	772,244
Series 2018, Ref. RB	5.00%	10/01/2031	805	815,515
Series 2018, Ref. RB	5.00%	10/01/2043	540	495,956
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	509,682
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,152,286
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,019,664
Series 2016, Ref. RB	5.25%	11/01/2030	650	662,306
Series 2016, Ref. RB	5.25%	11/01/2031	650	661,743
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,296,037
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,169,422
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	152,051
Series 2018, Ref. RB	5.00%	10/01/2027	150	153,613
Series 2018, Ref. RB	5.00%	10/01/2028	165	170,186
Series 2018, Ref. RB	5.00%	10/01/2029	175	180,212
Series 2018, Ref. RB	5.00%	10/01/2030	200	205,151
Series 2018, Ref. RB	5.00%	10/01/2031	200	204,659
Series 2018, Ref. RB	5.00%	10/01/2033	100	101,778
Series 2018, Ref. RB	5.00%	10/01/2037	405	407,419
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,980	5,984,328
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	125	124,997
Build NYC Resource Corp.;
Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,393,633
Series 2025, RB(a)	5.50%	07/01/2041	335	351,587
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2039	$900	$871,108
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	595	592,501
Series 2018, RB	5.00%	06/01/2033	1,190	1,203,581
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	9,933,332
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	125,483
Series 2019, RB	4.00%	07/01/2037	150	149,678
Series 2019, RB	4.00%	07/01/2038	150	147,128
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,800	1,542,203
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	583,027
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	420	426,763
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	909,011
Series 2017, Ref. RB	5.00%	08/01/2032	635	641,459
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	945	922,497
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,005,356
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	295	283,826
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	481,011
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	880	880,307
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,243,828
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,281,237
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	420,243
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	450,997
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	471,338
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	491,222
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	515,840
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	545,649
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,494,274
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	425	425,243
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,107,728
Series 2014, RB	5.00%	07/01/2044	2,000	1,936,817
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	343,389
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,263,479
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	226,093
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,195,693
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB(g)(h)	5.00%	07/01/2025	2,335	2,338,404
Series 2015 A, RB(g)(h)	5.00%	07/01/2025	3,000	3,004,373
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,295	1,296,133
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	430	433,794
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,564,439
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,239,112
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	11,625	11,291,047
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	90	90,245
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,099
Series 2017, Ref. RB	5.00%	06/01/2028	100	100,963
Series 2017, Ref. RB	5.00%	06/01/2031	320	321,116
Series 2017, Ref. RB	5.00%	06/01/2035	255	252,332
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	270	270,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$360	$360,498
Series 2015 A, RB(a)	5.00%	06/01/2025	300	300,000
Series 2019, RB(a)	4.00%	06/01/2025	910	910,000
Series 2019, RB(a)	4.00%	06/01/2026	950	954,362
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	205	205,000
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	629,819
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,109,583
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,204,401
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	820	797,647
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	4,853,760
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,705	1,735,637
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,800,809
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,003
Series 2017, Ref. RB	5.00%	07/01/2029	775	793,913
Series 2017, Ref. RB	5.00%	07/01/2030	675	689,683
Series 2017, Ref. RB	5.00%	07/01/2031	615	626,757
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,128,793
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,088,885
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,343,157
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,604,494
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,555,681
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,303,509
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,601,096
Series 2017, RB	5.00%	09/01/2042	2,000	2,010,373
Series 2018, RB	5.00%	09/01/2038	1,270	1,308,122
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	190,409
Metropolitan Transportation Authority; Series 2016 B, Ref. RB	5.00%	11/15/2037	2,500	2,522,208
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,933,468
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	829,960
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	350,401
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	583,770
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,764
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,625
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,225
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,102,878
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,303,539
Series 2017, RB	5.00%	12/01/2029	1,000	1,018,558
Series 2017, RB	5.00%	12/01/2034	1,100	1,112,437
Series 2017, RB	5.00%	12/01/2035	1,055	1,065,753
Series 2017, RB	5.00%	12/01/2036	2,525	2,546,987
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,540	5,330,229
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,501,377
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,786,449
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	$365	$376,193
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2036	5,850	6,064,851
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2038	5,450	5,608,867
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	4,899,023
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,052,458
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,500,680
Series 2014, RB	5.00%	07/01/2032	660	660,163
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	840	769,656
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,582,566
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,865	1,702,093
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	325,383
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,101,172
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,321
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,584,657
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,766,160
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,374,105
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,314,737
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,009,697
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	3,555	3,561,765
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,066,122
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,488,106
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,597,336
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,422,213
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	1,000	1,056,595
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,047,162
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,042,780
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	6,500	6,984,117
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	3,852,974
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,514,477
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	768,576
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,346,153
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	11,923,386
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,774,075
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,440
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,008
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,017
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,009
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,843,206
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	5,813,314
Series 2022 A-1, GO Bonds	5.25%	09/01/2042	1,000	1,053,932
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	930,510
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,471,447
Subseries 2019 B-3, VRD GO Bonds(i)	1.55%	10/01/2046	2,100	2,100,000
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,215,205
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	2,000	2,135,212
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,623,286
New York (City of), NY Industrial Development Agency;
Series 2015, Ref. RB(g)(h)	5.00%	06/15/2025	1,895	1,896,319
Series 2015, Ref. RB(g)(h)	5.00%	06/15/2025	9,055	9,061,301
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(d)(j)	3.19%	03/01/2026	985	979,508
Series 2006, RB (INS - FGIC)(d)(j)	3.20%	03/01/2027	1,000	988,397
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	$4,000	$4,075,986
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	6,875,822
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	9,166,041
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2032	10,000	10,011,863
Series 2015 S, RB	5.00%	07/15/2040	15,815	15,819,387
Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,186,246
Series 2015 S-1, RB	5.00%	07/15/2043	2,000	2,000,109
Series 2015 S-2, RB	5.00%	07/15/2036	8,650	8,656,067
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,110,169
Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,541,730
Series 2016 S-1, RB	5.00%	07/15/2043	10,000	10,029,252
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,639,641
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,073,542
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,479,312
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,003,645
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,561,438
Series 2018 S-3, RB	5.25%	07/15/2045	10,000	10,169,172
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	8,717,224
Series 2022, RB	4.00%	02/01/2043	5,000	4,570,425
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,138,408
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,726,324
Series 2024 C, RB	5.00%	05/01/2040	2,285	2,435,700
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,160,485
Series 2024 G-1, RB	5.00%	05/01/2044	8,255	8,524,267
Series 2025 E, RB	5.00%	11/01/2042	7,315	7,654,344
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,087,391
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,928,145
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	10,719,099
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,797,423
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,514,612
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,415,615
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	299,239
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2025	110	110,146
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,053
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,008
Series 2012, RB	5.00%	10/01/2026	120	120,175
Series 2012, RB	5.00%	10/01/2027	65	65,077
Series 2012, RB	5.00%	10/01/2028	50	50,059
Series 2013, RB	5.75%	07/01/2043	7,055	7,061,215
Series 2015 A, Ref. RB	5.00%	07/01/2031	3,700	3,701,557
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,078,739
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,010,281
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,663,096
Series 2015, Ref. RB	5.00%	07/01/2043	1,585	1,550,013
Series 2016, Ref. RB(e)	5.00%	12/01/2026	2,645	2,593,165
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	499,350
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,351,109
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,008,635
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,020,692
Series 2020 A, Ref. RB(g)(h)	4.00%	09/15/2030	5	5,218
Series 2020 A, Ref. RB(g)(h)	4.00%	09/15/2030	5	5,218
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	10,638,283
Series 2024 A, RB	5.25%	05/01/2037	875	926,605
Series 2024 A, RB	5.25%	05/01/2038	875	917,441
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	$3,400	$3,594,915
Series 2024 A, RB	5.25%	05/01/2039	500	520,774
Series 2024 A, RB	5.25%	05/01/2040	400	413,610
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,168,362
Series 2025, RB	5.00%	10/01/2038	4,000	4,318,460
New York (State of) Dormitory Authority (Barnard College); Series 2015, Ref. RB(g)(h)	5.00%	07/01/2025	3,230	3,234,974
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,218,222
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,572,752
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	551,514
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	666,514
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	540	503,361
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	1,570	1,511,249
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $920,000)(c)(e)	4.63%	10/01/2027	920	876,810
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,001,299
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,395,340
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	293,781
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	382,579
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	379,009
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,129,560
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,037,119
Series 2024, RB	5.25%	11/01/2037	3,685	3,937,546
Series 2024, RB	5.25%	11/01/2040	2,000	2,077,237
Series 2024, RB	5.25%	11/01/2041	1,900	1,953,685
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	772,864
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,024,796
New York (State of) Dormitory Authority (New York Orange Regional Medical Center Obligated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,086,941
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,086,499
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	262,600
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	788,930
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,550,493
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,744,441
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,488,779
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,666,405
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,887,762
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,195,171
New York (State of) Dormitory Authority (St. John’s University);
Series 2015 A, Ref. RB	5.00%	07/01/2034	2,500	2,500,419
Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,844,287
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2025	90	90,060
Series 2021, RB	5.00%	07/01/2026	100	100,381
Series 2021, RB	5.00%	07/01/2027	120	120,675
Series 2021, RB	5.00%	07/01/2028	75	75,474
Series 2021, RB	5.00%	07/01/2029	100	100,516
Series 2021, RB	5.00%	07/01/2030	75	75,131
Series 2021, RB	4.00%	07/01/2035	200	176,527
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,157,982
Series 2018 A, RB	5.00%	07/01/2038	1,850	1,893,685
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	$1,330	$1,321,331
Series 2022, Ref. RB	5.00%	07/01/2036	735	716,963
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,343,767
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,467,730
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,323,397
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,102,942
New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	920	919,925
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,341,252
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	50	50,043
New York (State of) Housing Finance Agency (Green Bonds);
Series 2021 D-2, RB(g)	0.65%	11/01/2025	1,005	989,497
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,000,962
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,395,954
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	980	980,762
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,700,666
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,210	1,181,483
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,130,219
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	946,427
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGI)(d)	4.00%	11/15/2042	5,000	4,678,923
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,470,332
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,690	12,005,772
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	22,357,713
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,224,646
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,479,741
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,038,246
Series 2017, RB	5.00%	12/15/2040	13,260	13,475,986
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,064
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,782,278
Series 2014 E, RB	3.40%	11/01/2029	685	678,821
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,270,399
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	1,000	1,015,258
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,541,915
New York City Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	118,429
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	165,294
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,496,974
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	230	230,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,012,349
Series 2015, Ref. RB	5.00%	11/15/2045	10,250	10,087,821
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	150	150,044
Series 2000 A, RB	6.63%	06/01/2042	2,920	2,920,104
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,450	4,534,208
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	430	426,788
Series 2010 A, RB(e)	6.25%	06/01/2041	8,060	7,730,124
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	623,474
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$3,235	$3,267,101
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,860	4,860,192
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,286,189
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,180	8,072,658
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	4,968,086
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	1,620	1,575,711
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,163,976
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,011
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,502,114
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,830,793
New York State Housing Finance Agency; Series 2003, VRD RB(i)	2.50%	05/01/2035	10,000	10,000,000
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	2,791,943
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,555,858
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,700	8,699,922
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,464,516
Series 2020, Ref. RB(a)	5.25%	08/01/2031	4,260	4,352,331
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,426,164
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,021,674
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,628,089
Series 2018, RB(a)	5.00%	01/01/2034	13,000	13,079,087
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,034,525
Series 2020, RB(a)	4.38%	10/01/2045	4,450	3,946,276
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,447,317
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,000,199
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,890,851
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	3,000	2,920,157
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2037	2,000	1,930,417
Series 2016 A, RB(a)	5.00%	07/01/2041	6,500	6,500,094
Series 2016 A, RB(a)	5.25%	01/01/2050	110	107,182
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,805,126
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	148,452
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,317,872
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	930,431
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	920,266
Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,259,679
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,040,051
Series 2022, RB(a)	5.00%	12/01/2038	8,670	8,809,336
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,342,875
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,340,814
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,735	1,740,158
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	764,277
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	865,698
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	$250	$250,071
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,000,527
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	722,425
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	743,965
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,018,139
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,820	1,778,336
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2025	355	355,107
Series 2019, Ref. RB	5.00%	07/01/2026	755	760,331
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	803,302
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	282,531
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	358,996
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	465,871
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	485,346
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	510,579
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	459,818
Series 2017, Ref. RB	5.00%	05/01/2028	600	612,721
Series 2017, Ref. RB	5.00%	05/01/2029	450	458,884
Series 2017, Ref. RB	5.00%	05/01/2030	835	850,048
Series 2017, Ref. RB	5.00%	05/01/2032	600	608,759
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,599,505
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,050,485
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,551
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,212,732
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	185	184,246
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	230	230,308
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2030	585	622,082
Series 2021 A, RB(a)	5.00%	12/15/2031	235	251,087
Series 2021 A, RB(a)	5.00%	12/15/2032	750	799,215
Series 2021 A, RB(a)	5.00%	12/15/2033	750	793,033
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	10	10,126
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	1,000	998,166
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,009,437
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	510,906
Series 2017, Ref. RB	5.00%	09/01/2031	690	701,325
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	172,502
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	183,808
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	94,854
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	237,135
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	199,049
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	208,140
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	475,752
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	206,849
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	231,516
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	204,575
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	230,147
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	254,287
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	201,822
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	275,440
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	200,320
Series 2021 A, Ref. RB	5.00%	09/01/2040	110	108,764
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	48,686
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	$9,170	$9,169,473
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	797,992
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	457,209
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,665
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,348,349
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	135	135,087
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,278,550
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	5,395	5,407,825
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,410	1,413,352
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,375	1,378,269
Series 2016 D-1, RB(e)	4.85%	11/01/2031	905	907,151
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,049,863
Series 2016 A, Ref. RB	5.00%	11/15/2046	6,260	6,281,348
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,331,352
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,339,029
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,208,257
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,717,005
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,743,114
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,024,665
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,129,218
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,403,722
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,072,033
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,063,433
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,054,851
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,309,495
Westchester County Industrial Development Agency;
Series 2025, RB(e)	6.00%	06/01/2028	10,000	9,983,584
Series 2025, RB(e)	6.20%	12/01/2042	2,000	1,915,051
Westchester County Local Development Corp.;
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,065	2,050,172
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	286,851
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	170	172,597
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	850	832,538
Series 2021, Ref. RB(e)	4.13%	12/01/2041	500	431,088
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	197,458
				1,277,177,064
Puerto Rico–6.94%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	26,425	26,679,909
Series 2002, RB	5.63%	05/15/2043	800	809,207
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	105	23,106
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	31	8,506
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	$9,941	$6,738,444
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	9,529	9,535,948
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,606,725
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	832,600
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	825,964
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,465,839
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	621,179
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	521,642
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	657,918
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(k)	0.00%	11/01/2043	4,097	2,463,234
Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	2,271,066
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	5,000	5,004,414
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,354	3,189,381
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,922,853)(c)	6.63%	01/01/2027	1,665	1,646,839
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $15,098,944)(c)	6.63%	01/01/2028	12,696	12,519,624
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	865	870,490
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	5,930	5,457,950
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	7,770,398
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	471,338
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	665,504
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	236
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,656,673
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,031,981
Series 2019 A-2, RB	4.54%	07/01/2053	75	64,991
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	900,093
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	289,896
				98,601,099
Virgin Islands–0.52%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)(g)(h)	5.00%	09/01/2025	1,500	1,506,874
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2025	3,760	3,769,822
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,719,378
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,130
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	280,725
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028	80	80,213
				7,407,142
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,985	2,889,481
Total Municipal Obligations (Cost $1,419,386,929)				1,386,074,786
U.S. Dollar Denominated Bonds & Notes–0.03%
Puerto Rico–0.03%
AES Puerto Rico, Inc.(l) (Cost $412,236)	12.50%	03/04/2026	414	401,367
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)	279,243	$0
TOTAL INVESTMENTS IN SECURITIES(m)–97.55% (Cost $1,419,799,165)		1,386,476,153
OTHER ASSETS LESS LIABILITIES–2.45%		34,760,456
NET ASSETS–100.00%		$1,421,236,609
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $5,850,568, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2025 was $20,885,335, which represented 1.47% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $75,130,652, which represented 5.29% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.29%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,386,074,786	$—	$1,386,074,786
U.S. Dollar Denominated Bonds & Notes	—	—	401,367	401,367
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,386,074,786	401,367	1,386,476,153
Other Investments - Assets
Investments Matured	—	1,539,278	—	1,539,278
Total Investments	$—	$1,387,614,064	$401,367	$1,388,015,431
Invesco Rochester® Limited Term New York Municipal Fund